Capital adequacy - Capital requirement (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Total capital requirement including buffers
Minimum CRR capital requirement	8.00%
Minimum FSA capital requirement	8.00%
Parent Company
Total capital requirement including buffers
Total CRR capital requirement	kr 10,764	kr 10,427
Total FSA capital requirement (for June 30, 2019 calculated as of March 31, 2019)	kr 14,674	kr 14,464
Total CRR capital requirement (as a percent)	12.00%	12.00%
Total FSA capital requirement (as a percent, for June 30, 2019 calculated as of March 31, 2019)	16.40%	16.60%
Additional Capital requirement according to Swedish FSA
Credit-related concentration risk (for June 30, 2019 calculated as of March 31, 2019)	kr 2,089	kr 2,089
Interest rate risk in the banking book (for June 30, 2019 calculated as of March 31, 2019)	844	844
Pension risk (for June 30, 2019 calculated as of March 31, 2019)	11	11
Other pillar 2 capital requirements (for June 30, 2019 calculated as of March 31, 2019)	936	936
Capital planning buffer (for June 30, 2019 calculated as of March 31, 2019)	99	157
Total Additional Capital requirement according to Swedish FSA (for June 30, 2019 calculated as of March 31, 2019)	kr 3,979	kr 4,037
Credit-related concentration risk (as a percent, for June 30, 2019 calculated as of March 31, 2019)	2.30%	2.40%
Interest rate risk in the banking book (as a percent, for June 30, 2019 calculated as of March 31, 2019)	1.00%	1.00%
Pension risk (as a percent, for June 30, 2019 calculated as of March 31, 2019)	0.00%	0.00%
Other Pillar 2 capital requirements (as a percent, for June 30, 2019 calculated as of March 31, 2019)	1.00%	1.10%
Capital planning buffer (as a percent, for June 30, 2019 calculated as of March 31, 2019)	0.10%	0.20%
Total Additional Capital requirement according to Swedish FSA (as a percent, for June 30, 2019 calculated as of March 31, 2019)	4.40%	4.70%